Employees and remuneration of key management personnel - Remuneration of key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees and remuneration of key management personnel
Wages and salaries	£ 23.0	£ 22.0	£ 19.0
Social security costs	5.0	3.0	2.0
Defined contribution schemes	1.0	1.0	1.0
Share-based incentive plans	20.0	20.0	15.0
Non-executive directors fees	2.0	2.0	2.0
Total employment costs	51.0	48.0	39.0
Gains (losses) on share awards exercised by directors	£ 1.8	£ 0.1	£ 0.0